Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current assets:
Cash and cash equivalents	$ 4,945,330	$ 97,851,754	$ 163,532,513
Accounts receivable, net	8,624,239	170,645,234	133,220,527
Inventories, net	3,227,366	63,858,930	45,892,060
Held-for-sale current non-financial assets		1,056,918	7,460,674
Available-for-sale financial assets	53,416	1,056,918	2,852,679
Derivative financial instruments	1,521,904	30,113,454	4,857,470
Total current assets	18,372,255	363,526,290	357,815,923
Non-current assets:
Available-for-sale financial assets			6,027,540
Investments in joint ventures and associates	844,373	16,707,364	20,737,509
Wells, pipelines, properties, plant and equipment, net	72,599,743	1,436,509,326	1,667,742,248
Long-term notes receivable	7,504,683	148,492,909	148,607,602
Deferred taxes	7,388,422	146,192,485	100,324,689
Restricted cash			10,478,626
Intangible assets	459,327	9,088,563	8,639,242
Other assets	580,449	11,485,177	9,512,645
Total non-current assets	89,376,997	1,768,475,824	1,972,070,101
Total assets	107,749,252	2,132,002,114	2,329,886,024
Current liabilities:
Short-term debt and current portion of long-term debt	7,945,209	157,209,467	176,166,188
Suppliers	7,073,205	139,955,378	151,649,540
Taxes and duties payable	2,577,740	51,004,960	48,839,595
Accounts and accrued expenses payable	1,173,081	23,211,401	18,666,607
Derivative financial instruments	896,864	17,745,979	30,867,956
Total current liabilities	19,666,099	389,127,185	426,189,886
Long-term liabilities:
Long-term debt	95,046,956	1,880,665,604	1,807,004,542
Employee benefits	63,600,101	1,258,436,122	1,220,409,436
Provisions for sundry creditors	4,431,129	87,677,423	88,317,878
Other liabilities	717,363	14,194,237	16,837,893
Deferred taxes	214,988	4,253,928	4,134,536
Total long-term liabilities	164,010,537	3,245,227,314	3,136,704,285
Total liabilities	183,676,636	3,634,354,499	3,562,894,171
Controlling interest:
Certificates of Contribution "A"	18,019,399	356,544,447	356,544,447
Mexican Government contributions	2,210,100	43,730,591	43,730,591
Legal reserve	50,647	1,002,130	1,002,130
Accumulated other comprehensive result	(7,676,226)	(151,887,182)	(163,399,441)
Accumulated deficit:
From prior years	(74,386,461)	(1,471,862,579)	(1,280,216,973)
Net loss for the year	(14,193,620)	(280,844,899)	(191,645,606)
Total controlling interest	(75,976,160)	(1,503,317,492)	(1,233,984,852)
Total non-controlling interest	48,776	965,107	976,705
Total equity (deficit), net	(75,927,384)	(1,502,352,385)	(1,233,008,147)
Total liabilities and equity (deficit), net	$ 107,749,252	$ 2,132,002,114	$ 2,329,886,024